Asset Impairments	12 Months Ended
Dec. 31, 2012
Asset Impairments
Asset Impairments

5. Asset Impairments

        In accordance with ASC 360, our inventories and other long-lived assets are carried at cost unless events and circumstances indicate that the carrying value of the underlying subdivision may not be recoverable. Due to the continued economic changes within the homebuilding and real estate industry, certain of our inventories and other long-lived assets were tested for impairment. The projected cash flows used to evaluate the fair value of inventory were impacted by changes in market conditions, including decreased sales prices, changes in absorption estimates, and market demand, which led to impairments in certain real estate assets during the year ended December 31, 2011. During the year ended December 31, 2011, impairment charges of $11.4 million were recorded on six land parcels and three amenities assets resulting in an aggregate fair value after impairment charges of $17.6 million. There were no impairments during the year ended December 31, 2012.

        The following table quantifies our impairments for each of our asset components:

	December 31,
	2012	2011
	(In Thousands)
Land held for sale	$—	$9,966
Investments in amenities	—	1,456

Total asset impairments	$—	$11,422

        In the event that market conditions or the Company's operations were to deteriorate in the future, additional impairments may be necessary and could be significant.